SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2010	1,192,269	4.09
Exercised	(7,500)	5.53

Balance as of December 31, 2010	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2012	1,184,769	4.08	2.01	—

Incentive Plan 2006 [Member] | Non Vested Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2010	1,309,164	5.70
Granted on January 29, 2010 (note i)	932,763	6.36
Vested	(1,455,462)	(5.56)

Balance as of December 31, 2010	786,465	6.74
Vested	(397,812)	7.10

Balance as of December 31, 2011	388,653	6.36
Vested	(310,920)	6.36

Balance as of December 31, 2012	77,733	6.36

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Incentive Plan 2006 [Member] | Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of performance shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2010	420,000	14.06
Vested	(5,000)	16.03
Expired	(415,000)	14.03
Balance as of December 31, 2011 and 2012	—	—

Incentive Plan 2009 [Member] | Non Vested Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note ii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18
Granted on September 13, 2012 (note iii)	1,950,000	1.78
Vested	(1,443,925)	5.84
Balance as of December 31, 2012	2,458,936	3.69

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards were fully vested on the date of grant.

Note iii	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant

Incentive Plan 2009 [Member] | Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85
Balance as of December 31, 2011	640,000	6.34
Vested	—	—
Forfeited (note iii)	(100,000)	7.18
Balance as of December 31, 2012	540,000	6.34

Note i	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

Note iii	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.